Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Jul. 22, 2021 USD ($) shares	Dec. 31, 2021 USD ($) d	Dec. 31, 2020 USD ($) d	Jan. 01, 2022 USD ($)	Dec. 31, 2019 USD ($)
Reverse Recapitalization [Line Items]
Allowance for doubtful accounts (less than $0.1 million in current period)		$ 291,000	$ 799,000		$ 337,000
Inventory provision		0	100,000
Impairment of long-lived assets		0	0
Deferred transaction costs			100,000
Transaction costs paid	$ 36,300,000	$ 10,013,000	$ 0
Additional paid in capital, reduction of proceeds	35,700,000
Transaction costs paid at closing	$ 600,000
Number of acquisitions closed | d		0	0
Acquisition related cost		$ 900,000
Earn-out (in shares) | shares	23,460,000
Deferred sales commission		1,600,000	$ 800,000
Advertising costs		$ 10,500,000	$ 4,100,000
Subsequent Event
Reverse Recapitalization [Line Items]
Right-of-use asset				$ 3,600,000
Lease liability				$ 3,800,000
Matterport, Inc.
Reverse Recapitalization [Line Items]
Transaction costs paid	$ 10,000,000.0
Gores Holdings VI, Inc.
Reverse Recapitalization [Line Items]
Transaction costs paid	$ 26,300,000